Non-financial Assets and Liabilities - Additional Information (Details) - USD ($)	3 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Employee Benefits
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Current provisions for accrued annual leave	$ 1,000,000.0	$ 1,000,000.0
In-process Research and Development Acquired
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	0
Goodwill
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0